Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 26, 2020
EWC Ventures and its Subsidiaries [Member]
Schedule of estimated useful lives for Property and equipment

Computer and other equipment	3 – 5 years
Computer software	4 – 7 years
Furniture and fixtures	3 – 7 years
Leasehold improvements	Lesser of the estimated useful life or the remaining lease term.